Defined Benefit Liabilities (Assets) - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Equity instruments	₩ 15,567	₩ 13,640
Debt instruments	134,710	95,359
Short-term financial instruments, etc.	513,340	446,176
Fair value of plan assets	₩ 663,617	₩ 555,175